united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 10/31/19

Item 1. Schedule of Investments.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 38.3%
	AUTO PARTS MANUFACTURING - 0.7%
450,000	Tenneco, Inc.	5.000	7/15/2026	$357,750

	CHEMICALS - 1.3%
365,000	Chemours Co.	6.625	5/15/2023	364,427
380,000	Chemours Co.	7.000	5/15/2025	367,650
				732,077
	ENTERTAINMENT CONTENT - 0.6%
345,000	Liberty Interactive LLC	8.250	2/1/2030	352,763

	EXPLORATION & PRODUCTION - 5.6%
405,000	Antero Resources Corp.	5.125	12/1/2022	305,269
370,000	CNX Resources Corp.	5.875	4/15/2022	363,063
480,000	Gulfport Energy Corp.	6.000	10/15/2024	310,800
364,000	PDC Energy, Inc.	5.750	5/15/2026	341,250
421,000	QEP Resources, Inc.	5.625	3/1/2026	378,900
431,000	Range Resources Corp.	4.875	5/15/2025	348,033
414,000	SM Energy Co.	6.625	1/15/2027	350,865
400,000	Southwestern Energy Co.	6.200	1/23/2025	354,000
350,000	WPX Energy, Inc.	5.250	10/15/2027	341,250
				3,093,430
	OIL & GAS SERVICES & EQUIPMENT - 2.0%
472,000	Nabors Industries, Inc.	5.750	2/1/2025	354,142
390,000	Oceaneering International, Inc.	4.650	11/15/2024	364,650
352,000	USA Compression Partners LP	6.875	4/1/2026	357,280
				1,076,072
	PHARMACEUTICALS - 2.1%
400,000	Teva Pharmaceutical Finance Netherlands III BV	2.200	7/21/2021	380,708
451,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	7/21/2023	391,243
521,000	Teva Pharmaceutical Finance Netherlands III BV	3.150	10/1/2026	393,355
				1,165,306
	PIPELINE - 3.2%
380,000	EnLink Midstream LLC	5.375	6/1/2029	338,200
400,000	EnLink Midstream Partners LP	4.150	6/1/2025	362,448
361,000	Genesis Energy Finance Corp.	6.750	8/1/2022	364,159
350,000	PBF Logistics LP	6.875	5/15/2023	360,500
424,000	Summit Midstream Holdings LLC	5.750	4/15/2025	330,720
				1,756,027
	REAL ESTATE - 1.3%
511,000	CBL & Associates LP	5.950	12/15/2026	342,370
374,000	Washington Prime Group LP	6.450	8/15/2024	360,910
				703,280
	REFINING & MARKETING - 0.6%
349,000	PBF Holding Co LLC	7.000	11/15/2023	361,215

	RETAIL - CONSUMER DISCRETIONARY - 0.6%
355,000	Sally Holdings LLC	5.625	12/1/2025	367,425

	SOVEREIGN - 19.6%
425,000	Brazilian Government International Bond	4.250	1/7/2025	450,611
230,000	Brazilian Government International Bond	6.000	4/7/2026	266,917
220,000	Brazilian Government International Bond	10.125	5/15/2027	314,325
365,000	Brazilian Government International Bond	5.625	1/7/2041	409,716
361,000	Chile Government International Bond	3.860	6/21/2047	414,612
165,000	Colombia Government International Bond	8.125	5/21/2024	204,189
399,000	Colombia Government International Bond	6.125	1/18/2041	518,604
230,000	Hungary Government International Bond	7.625	3/29/2041	378,862
100,000	Indonesia Government International Bond	2.950	1/11/2023	101,540
500,000	Indonesia Government International Bond	3.500	1/11/2028	519,697
300,000	Indonesia Government International Bond	3.400	9/18/2029	312,818
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	SOVEREIGN - 19.6% (continued)
400,000	Indonesia Government International Bond	4.350	1/11/2048	$437,490
315,000	Israel Government International Bond	4.500	1/30/2043	381,074
377,000	Mexico Government International Bond	4.000	10/2/2023	400,527
350,000	Mexico Government International Bond	4.150	3/28/2027	375,554
277,000	Mexico Government International Bond	4.750	3/8/2044	302,484
375,000	Mexico Government International Bond	4.600	2/10/2048	406,879
255,000	Panama Government International Bond	8.875	9/30/2027	365,609
355,000	Peruvian Government International Bond	2.844	6/20/2030	366,893
250,000	Peruvian Government International Bond	5.625	11/18/2050	367,190
100,000	Republic of South Africa Government International Bond	5.500	3/9/2020	101,100
239,000	Republic of South Africa Government International Bond	4.665	1/17/2024	249,674
450,000	Republic of South Africa Government International Bond	4.875	4/14/2026	465,008
537,000	Republic of South Africa Government International Bond	6.250	3/8/2041	579,141
430,000	Republic of South Africa Government International Bond	5.000	10/12/2046	395,179
300,000	Turkey Government International Bond	7.500	11/7/2019	300,300
312,000	Turkey Government International Bond	5.625	3/30/2021	319,492
439,000	Turkey Government International Bond	3.250	3/23/2023	416,462
400,000	Turkey Government International Bond	6.125	10/24/2028	394,444
385,000	Turkey Government International Bond	6.000	1/14/2041	345,997
				10,862,388
	WIRELESS TELECOMMUNICATION SERVICES - 0.7%
345,000	United States Cellular Corp .	6.700	12/15/2033	376,154

	TOTAL BONDS & NOTES (Cost $20,936,048)			21,203,887

	COMMON STOCKS - 43.7%
	ASSET MANAGEMENT - 0.8%
197	Ashford, Inc. *			4,719
114,288	Standard Life Aberdeen PLC			448,842
				453,561
	AUTOMOTIVE - 0.8%
114,066	Tofas Turk Otomobil Fabrikasi AS			446,875

	BANKING - 3.7%
168,712	Intesa Sanpaolo S.p.A			422,751
19,593	National Australia Bank Ltd.			386,195
56,175	Nordea Bank Abp.			411,824
14,503	Societe Generale SA			411,788
27,872	Swedbank AB			390,699
				2,023,257
	CHEMICALS - 1.4%
51,566	Chemtrade Logistics Income Fund			409,986
1,359,777	Sinopec Shanghai Petrochemical Co. Ltd.			378,212
				788,198

	CONSTRUCTION MATERIALS - 0.7%
136,737	CSR Ltd.			390,009

	CONSUMER PRODUCTS - 0.8%
39,603	Astral Foods Ltd.			424,043

	HOME & OFFICE PRODUCTS - 1.6%
85,064	Crest Nicholson Holdings PLC			427,523
49,143	Galliford Try PLC			466,123
				893,646
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
137,254	Coronation Fund Managers Ltd.			387,885

	IRON & STEEL - 2.7%
337,904	Eregli Demir ve Celik Fabrikalari TAS			386,849
644,459	Magnitogorsk Iron & Steel Works PJSC			367,436
18,080	Novolipetsk Steel PJSC - ADR			353,645
26,780	Severstal PJSC			368,735
				1,476,665
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019
Shares				Value
	METALS & MINING - 0.8%
15,593	MMC Norilsk Nickel PJSC			$431,926

	OIL, GAS & COAL - 3.4%
15,540	Bashneft PJSC			419,598
671,059	China Petroleum & Chemical Corp.			385,287
53,405	EnLink Midstream LLC			333,781
438,161	Indo Tambangraya Megah Tbk PT			415,156
16,084	Tupras Turkiye Petrol Rafinerileri AS			350,537
				1,904,359
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 21.8%
326,003	Agile Group Holdings Ltd.			440,899
23,305	Apple Hospitality REIT, Inc.			384,066
165,945	Ascendas Real Estate Investment Trust			386,528
116,099	Ashford Hospitality Trust, Inc.			316,950
132,960	Charter Hall Retail REIT			403,968
20,850	Chatham Lodging Trust			376,343
13,908	Eurocommercial Properties NV			443,771
255,703	Fibra Uno Administracion SA de CV			389,983
243,210	Growthpoint Properties Ltd.			356,980
262,292	Guangzhou R&F Properties Co Ltd.			407,609
110,430	Hammerson PLC			414,400
92,057	Hyprop Investments Ltd.			360,564
21,742	H&R Real Estate Inv.			368,556
26,525	Independence Realty Trust, Inc.			408,485
18,381	Kimco Realty Corp.			396,294
23,276	Kite Realty Group Trust			414,778
11,435	Klepierre SA			425,972
11,848	Macerich Co.			325,820
325,697	Mapletree Logistics Trust			402,051
396,770	Mapletree North Asia Commercial Trust			373,170
42,329	NEPI Rockcastle PLC			369,520
64,960	Pennsylvania Real Estate Investment Trust			358,579
717,469	Redefine Properties Ltd.			359,127
22,194	RLJ Lodging Trust			364,204
28,003	RPT Realty			406,044
41,116	Senior Housing Properties Trust			408,076
14,897	Service Properties Trust			376,894
25,229	SITE Centers Corp.			391,806
2,649	Unibail-Rodamco-Westfield *			409,761
89,663	Washington Prime Group, Inc.			378,378
17,534	Wereldhave NV			414,711
				12,034,287
	RETAIL - DISCRETIONARY - 0.7%
138,035	Harvey Norman Holdings Ltd.			388,956

	TELECOMMUNICATIONS - 1.5%
31,546	CenturyLink, Inc.			408,205
48,778	Mobile TeleSystems PJSC			436,563
				844,768
	TRANSPORTATION & LOGISTICS - 1.6%
23,235	GasLog Partners LP			460,285
28,690	Hoegh LNG Partners LP			427,481
				887,766
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2019
Shares				Value
	UTILITIES - 0.7%
140,166,190	Federal Grid Co. Unified Energy System PJSC			$403,623

	TOTAL COMMON STOCKS (Cost $26,466,898)			24,179,824

	MASTER LIMITED PARTNERSHIPS - 17.3%
	OIL, GAS & COAL - 14.0%
29,088	Alliance Resource Partners LP			331,603
10,367	Buckeye Partners LP			429,816
11,692	Crestwood Equity Partners LP			422,549
26,624	CrossAmerica Partners LP			499,466
16,552	DCP Midstream LP			378,875
14,196	Delek Logistics Partners LP			458,247
35,717	Enable Midstream Partners LP			360,385
1	Energy Transfer LP			13
14,150	EQM Midstream Partners LP			422,802
20,756	Genesis Energy LP			418,648
22,917	Global Partners LP/MA			465,673
31,013	Kimbell Royalty Partners LP			436,043
94,149	Martin Midstream Partners LP			481,101
1	Natural Resource Partners LP			25
32,679	NGL Energy Partners LP			367,639
15,790	NuStar Energy LP			439,909
21,152	PBF Logistics LP			457,941
81,309	Summit Midstream Partners LP			389,470
14,071	Sunoco LP			472,926
26,627	USA Compression Partners LP			470,499
				7,703,630
	TRANSPORTATION & LOGISTICS - 2.5%
42,128	Capital Product Partners LP			487,632
44,968	Golar LNG Partners LP			457,774
23,841	KNOT Offshore Partners LP			455,840
				1,401,246
	UTILITIES - 0.8%
18,747	Suburban Propane Partners LP			453,677

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $10,438,189)			9,558,553

	TOTAL INVESTMENTS - 99.3% (Cost - $57,841,135)			$54,942,264
	OTHER ASSETS LESS LIABILITIES - 0.7%			376,232
	NET ASSETS - 100.0%			$55,318,496

* Non Income Producing Security
AB - Aktiebolag
ADR - American Depositary Receipt
AS - Anonim Sirketi
BV - Besloten Vennootschap
LLC - Limited Liability Corporation
LP - Limited Partnership
LTD - Limited Company
NV - Naamloze Vennootschap
OYJ - Julkinen osakeyhtiö
PJSC - Public Joint-Stock Company
PLC - Public Limited Company
SA - Société Anonyme
S.p.A - Societa per azioni
TAS - Turkish Accounting Standards

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds and Notes	$-	$21,203,887	$-	$21,203,887
Common Stocks	24,179,824	-	-	24,179,824
Master Limited Partnerships	9,558,553	-	-	9,558,553
Total	$33,738,377	$21,203,887	$-	$54,942,264

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2019

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/27/2019